Income Tax (Details 2)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	(34.00%)	(34.00%)
Increase in valuation allowance	34.00%	34.00%
Income tax expense